Acquisitions (Pro Forma Revenues) (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Crestwood Equity Partners LP
Business Acquisition [Line Items]
Net income per limited partner unit: Basic	$ (1.47)	$ (20.77)	$ (11.78)	$ (2.14)	$ 0.44	$ 2.06	$ 0.15	$ (0.24)	$ 1.05	$ (54.00)	$ 3.03	$ 0.59
Net income per limited partner unit: Diluted	$ (1.47)	$ (20.77)	$ (11.76)	$ (2.14)	$ 0.44	$ 2.06	$ 0.15	$ (0.24)	$ 1.05	$ (54.00)	$ 3.03	$ 0.59
Rangeland Energy LLC
Business Acquisition [Line Items]
Revenues											$ 3,423.8
Net income (loss)											(5.0)
Rangeland Energy LLC | Crestwood Equity Partners LP
Business Acquisition [Line Items]
Revenues											3,449.3
Net income (loss)											$ 3.9
Net income per limited partner unit: Basic											$ 0.40
Net income per limited partner unit: Diluted											$ 0.40